Business Combinations (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 29, 2022
Sellers [Member]
IfrsStatementLineItems [Line Items]
Business combination, cash paid		$ 750,000
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Business combination, description	Pursuant to the provisions of the share purchase and sale agreement entered into on June 7, 2022 between the subsidiary Compañía Pisquera de Chile S.A. as purchaser and by Panda SpA. and MBB SpA, as sellers (the Sellers)
Business combination, shares transferred description	As explained above, on January 20, 2023, CPCh paid ThCh$ 1,250,000 (equivalent to 444 shares at ThCh$ 2,815.315 each), and also subscribed and paid 135 shares issued in connection with the capital increase agreed at an extraordinary shareholders' meeting of the company, for which CPCh paid ThCh$ 1,481.481 for each share, totaling ThCh$ 200,000, CPCh is now the holder of 579 shares, representing 51.0132% of its total capital stock
Business combination, cash paid		$ 1,250,000
Business combination, shares transferred		444
Business combination, cash paid for each share		$ 2,815
D And D Sp A [Member] | Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired		51.0132%